GOODWILL (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of reconciliation of changes in goodwill [abstract]
Disclosure of goodwill
The following table presents the carrying amount for our company’s goodwill:

	As of
US$ MILLIONS	June 30, 2022	December 31, 2021
Balance at beginning of the period	$489	$528
Foreign currency translation and other	27	(39)
Ending Balance	$516	$489